Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments Under Non-Cancelable $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Minimum Lease Payments Under Non-Cancelable [Abstract]
2024	$ 743
2025	592
2026	477
Total undiscounted liabilities	1,812
Less: imputed interest	(539)
Total operating lease liabilities	$ 1,273